FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY

As of December 31, 2024 and 2023, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash	$1,614,933	—	—	$1,614,933

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$1,325,779	—	—	$1,325,779

FINANCIAL LIABILITIES
Contingent liabilities	—	—	3,714,000	3,714,000